Retirement Benefit Plans - Disclosure of Benefits Expected To Be Paid (Detail) £ in Millions	Dec. 31, 2020 GBP (£)
Sub-total ≤ 1 year
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 359
>1 and ≤ 2 years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	327
2 - 3 years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	336
3 - 4 years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	359
4 - 5 years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	382
Five Years Ending 2029
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 2,139